Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings (Loss) From:
Continuing Operations	$ (2,916)	$ 2,268	$ (459)
Discontinued Operations	247	1,098	(86)
Net Earnings (Loss)	$ (2,669)	$ 3,366	$ (545)
Basic - Weighted Average Number of Shares (millions)	1,228.8	1,102.5	833.3
Dilutive Effect of Cenovus NSRs	0.4
Diluted - Weighted Average Number of Shares	1,229.2	1,102.5	833.3
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ (2.37)	$ 2.06	$ (0.55)
Discontinued Operations	0.20	0.99	(0.10)
Net Earnings (Loss) Per Share	$ (2.17)	$ 3.05	$ (0.65)